Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model - ₪ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model [Line Items]
Risk-free interest rate	4.75%		0.10%
Expected option term (in years)	10 years
Expected price volatility	76.00%
Fair value of an ordinary share (in New Shekels per share)	₪ 32.6
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model [Line Items]
Risk-free interest rate		0.10%
Expected option term (in years)		2 years	2 years
Expected price volatility		66.00%	75.00%
Fair value of an ordinary share (in New Shekels per share)		₪ 82.7	₪ 98.1
Maximum [Member]
Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model [Line Items]
Risk-free interest rate		2.00%
Expected option term (in years)		10 years	10 years
Expected price volatility		82.00%	91.00%
Fair value of an ordinary share (in New Shekels per share)		₪ 159.7	₪ 128.5